Janus Henderson Global Equity Income Fund

Schedule of Investments (unaudited)

June 30, 2021

Shares or Principal Amounts		Value
Common Stocks– 99.1%
Aerospace & Defense – 0.6%
BAE Systems PLC	4,021,933	$29,037,621
Automobiles – 2.5%
Stellantis NV	3,792,018	74,424,170
Toyota Motor Corp	578,000	50,525,567
		124,949,737
Banks – 2.1%
Citigroup Inc	733,689	51,908,497
Lloyds Banking Group PLC	78,907,412	50,956,239
		102,864,736
Beverages – 1.8%
Carlsberg A/S	224,279	41,813,334
Coca-Cola Co	843,190	45,625,011
		87,438,345
Biotechnology – 1.0%
AbbVie Inc	427,069	48,105,052
Capital Markets – 1.1%
CME Group Inc	247,776	52,697,000
Chemicals – 2.8%
Air Products & Chemicals Inc	85,467	24,587,147
Nutrien Ltd#	1,595,969	96,718,760
Yara International ASA	381,320	20,080,201
		141,386,108
Communications Equipment – 2.1%
Cisco Systems Inc	1,934,145	102,509,685
Construction Materials – 1.8%
LafargeHolcim Ltd*	1,479,368	88,762,080
Consumer Finance – 0.5%
OneMain Holdings Inc	430,446	25,788,020
Containers & Packaging – 0.9%
Amcor PLC	3,775,056	42,825,992
Diversified Financial Services – 0.5%
M&G PLC	7,988,071	25,289,684
Diversified Telecommunication Services – 3.3%
Elisa OYJ	142,090	8,477,051
Telenor ASA	3,558,082	59,989,043
TELUS Corp	2,325,644	52,164,679
Verizon Communications Inc	748,472	41,936,886
		162,567,659
Electric Utilities – 6.0%
Endesa SA#	1,747,941	42,400,703
Enel SpA	7,222,044	67,061,531
Iberdrola SA	11,465,475	139,741,636
SSE PLC	2,416,823	50,157,576
		299,361,446
Electrical Equipment – 2.7%
ABB Ltd	1,365,817	46,349,184
nVent Electric PLC	1,199,853	37,483,408
Schneider Electric SE	316,307	49,757,084
		133,589,676
Food & Staples Retailing – 1.7%
Tesco PLC	28,206,216	86,977,716
Food Products – 3.1%
Nestle SA (REG)	1,254,345	156,243,925
Gas Utilities – 0.5%
Kunlun Energy Co Ltd	26,894,000	24,801,463
Household Durables – 0.6%
Persimmon PLC	785,042	32,117,872
Insurance – 9.2%
Allianz SE	191,335	47,706,148
AXA SA	3,957,796	100,346,751
Direct Line Insurance Group PLC	9,470,383	37,330,869
Legal & General Group PLC	18,106,854	64,512,601
Manulife Financial Corp	4,509,419	88,776,685
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	30,000	8,214,476
Phoenix Group Holdings PLC	4,352,767	40,721,589
Sampo Oyj	1,557,835	71,588,932
		459,198,051

Shares or Principal Amounts		Value
Common Stocks– (continued)
Machinery – 3.8%
SKF AB	3,206,747	$81,671,674
Volvo AB#	4,533,556	109,105,052
		190,776,726
Media – 1.2%
Publicis Groupe SA	925,343	59,177,191
Metals & Mining – 5.1%
Anglo American PLC	3,128,271	124,285,396
BHP Group PLC	2,550,967	75,151,930
Rio Tinto PLC	682,193	56,131,536
		255,568,862
Multi-Utilities – 4.1%
Dominion Energy Inc	525,727	38,677,735
E.ON SE	6,258,482	72,375,640
National Grid PLC	3,923,054	49,962,630
Sempra Energy	346,435	45,895,709
		206,911,714
Oil, Gas & Consumable Fuels – 6.8%
Euronav NV	1,990,822	18,554,461
Repsol SA#	5,400,507	67,575,969
Royal Dutch Shell PLC	2,252,360	45,407,706
Total SE#	3,379,086	152,859,122
Williams Cos Inc	2,015,393	53,508,684
		337,905,942
Paper & Forest Products – 1.5%
UPM-Kymmene Oyj	1,974,715	74,685,409
Personal Products – 3.1%
Unilever PLC	2,665,666	156,014,708
Pharmaceuticals – 11.7%
AstraZeneca PLC	474,729	57,012,654
Bristol-Myers Squibb Co	1,488,315	99,449,208
Merck & Co Inc	1,762,270	137,051,738
Novartis AG	1,098,636	100,148,095
Novo Nordisk A/S	658,228	55,154,138
Roche Holding AG	223,319	84,149,014
Sanofi	510,038	53,431,689
		586,396,536
Real Estate Management & Development – 1.4%
Aroundtown SA	3,100,017	24,184,139
China Resources Land Ltd	11,316,000	45,837,663
		70,021,802
Semiconductor & Semiconductor Equipment – 5.4%
Broadcom Inc	102,028	48,651,032
MediaTek Inc	1,526,000	52,692,462
Powertech Technology Inc	10,841,000	41,830,851
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	798,924	95,998,708
Texas Instruments Inc	153,368	29,492,666
		268,665,719
Technology Hardware, Storage & Peripherals – 0.6%
Quanta Computer Inc	10,179,000	31,969,221
Textiles, Apparel & Luxury Goods – 1.8%
Burberry Group PLC*	2,303,913	65,834,280
VF Corp	297,308	24,391,148
		90,225,428
Tobacco – 3.7%
British American Tobacco PLC	3,004,875	116,369,760
Imperial Brands PLC	3,146,130	67,751,821
		184,121,581
Water Utilities – 1.0%
Pennon Group PLC*	3,270,039	51,356,541
Wireless Telecommunication Services – 3.1%
Tele2 AB#	5,222,069	71,168,971
Vodafone Group PLC	51,234,945	85,985,647
		157,154,618
Total Common Stocks (cost $4,714,836,727)		4,947,463,866
Preferred Stocks– 2.8%
Technology Hardware, Storage & Peripherals – 2.8%
Samsung Electronics Co Ltd((cost $78,693,068)	2,157,980	141,246,115
Investment Companies– 0%
Money Markets – 0%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº,£((cost $1,260,187)	1,260,061	1,260,187

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– 5.3%
Investment Companies – 4.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	210,898,160	$210,898,160
Time Deposits – 1.1%
Royal Bank of Canada, 0.0500%, 7/1/21	$52,724,540	52,724,540
Total Investments Purchased with Cash Collateral from Securities Lending (cost $263,622,700)		263,622,700
Total Investments (total cost $5,058,412,682) – 107.2%		5,353,592,868
Liabilities, net of Cash, Receivables and Other Assets – (7.2)%		(361,092,070)
Net Assets – 100%		$4,992,500,798

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,215,467,505	22.7%
United Kingdom	1,212,351,668	22.6
Switzerland	475,652,298	8.9
France	415,571,837	7.8
Sweden	261,945,697	4.9
Spain	249,718,308	4.7
Canada	237,660,124	4.4
Taiwan	222,491,242	4.2
Netherlands	156,014,708	2.9
Finland	154,751,392	2.9
Germany	152,480,403	2.9
Italy	141,485,701	2.6
South Korea	141,246,115	2.6
Denmark	96,967,472	1.8
Norway	80,069,244	1.5
China	70,639,126	1.3
Japan	50,525,567	0.9
Belgium	18,554,461	0.4

Total	$5,353,592,868	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/21
Investment Companies - 0.0%
Money Markets - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	$41,577	$3,125	$(4,951)	$1,260,187
Investments Purchased with Cash Collateral from Securities Lending - 4.2%
Investment Companies - 4.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	1,523,827∆	-	-	210,898,160
Total Affiliated Investments - 4.2%	$1,565,404	$3,125	$(4,951)	$212,158,347

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 6/30/21
Investment Companies - 0.0%
Money Markets - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	159,123,516	1,715,402,525	(1,873,264,028)	1,260,187
Investments Purchased with Cash Collateral from Securities Lending - 4.2%
Investment Companies - 4.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	172,014,381	1,280,875,495	(1,241,991,716)	210,898,160

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	7/28/21	(249,062,606)	$351,597,764	$7,095,475
Euro	7/28/21	(266,366,387)	323,481,938	7,491,781
Total				$14,587,256

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2021

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 657,282,524

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2021.

#	Loaned security; a portion of the security is on loan at June 30, 2021.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$4,947,463,866	$-	$-
Preferred Stocks	-	141,246,115	-
Investment Companies	-	1,260,187	-
Investments Purchased with Cash Collateral from Securities Lending	-	263,622,700	-
Total Investments in Securities	$4,947,463,866	$406,129,002	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	14,587,256	-
Total Assets	$4,947,463,866	$420,716,258	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70225 08-21